Employee Benefit And Equity Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit And Equity Plans

17. EMPLOYEE BENEFIT AND EQUITY PLANS

401(k) Plan

We sponsor a 401(k) Plan for eligible employees who have satisfied age and service requirements. Employees can make contributions to the plan up to allowable limits. Our contributions to the plan are discretionary. Our contributions to the plan attributable to continuing operations were approximately $0.5 million, $0.4 million and $0.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity Plans

We recognize all share-based payments to employees, including grants of employee stock options, in our Consolidated Statements of Operations based on their grant-date fair values, using prescribed option-pricing models where applicable. The fair value is expensed over the requisite service period of the individual grantees, which generally equals the vesting period. We report any benefits of income tax deductions in excess of recognized financial accounting compensation as a financing cash flow, rather than as an operating cash flow.

2007 Long-Term Incentive Plan

We have granted stock options, stock appreciation rights and restricted stock awards to various employees, non-employee directors and non-employee contractors under the terms of our 2007 Long-Term Incentive Plan (the “Plan”). The Plan is administered by the Compensation Committee of our board of directors (the “Compensation Committee”). Among the Compensation Committee’s responsibilities are selecting participants to receive awards, determining the form, amount and other terms and conditions of awards, interpreting the provisions of the Plan or any award agreement and adopting such rules, forms, instruments and guidelines for administering the Plan as it deems necessary or proper. All actions, interpretations and determinations by the Compensation Committee are final and binding. The composition of the Compensation Committee is intended to permit the awards under the Plan to qualify for exemption under Rule 16b-3 of the Exchange Act. In addition, awards under the Plan, including annual incentive awards paid to executive officers subject to section 162(m) of the Code or covered employees may be designed, at the Compensation Committee’s discretion, to satisfy the requirements of section 162(m) to permit the deduction by us of the associated expenses for federal income tax purposes. The Compensation Committee has authorized the issuance of 3,079,470 shares under the Plan, with 813,475 and 929,635 still available as of December 31, 2012 and 2011, respectively.

All awards granted under the Plan have been issued at the prevailing market price at the time of the grant. All outstanding stock options have been awarded with five or ten year expiration at an exercise price equal to our closing price on the NASDAQ Global Market on the day of the award. A forfeiture rate based on a blended average of individual participant terminations and number of awards cancelled is used to estimate forfeitures prospectively.

Stock Options

Stock options represent the right to purchase shares of stock in the future at the fair market value of the stock on the date of grant. In the event that any outstanding award expires, is forfeited, cancelled or otherwise terminated without the issuance of shares of our common stock or is otherwise settled in cash, shares of our common stock allocable to such award, including the unexercised portion of such award, shall again be available for the purposes of the Plan. If any award is exercised by tendering shares of our common stock to us, either as full or partial payment, in connection with the exercise of such award under the Plan or to satisfy our withholding obligation with respect to an award, only the number of shares of our common stock issued net of such shares tendered will be deemed delivered for purposes of determining the maximum number of shares of our common stock then available for delivery under the Plan.

During the year ended December 31, 2012, we did not issue options to purchase shares of our common stock. During the year ended December 31, 2011, the Compensation Committee awarded nonqualified options to purchase a total of 90,074 shares of our common stock to three employees. The nonqualified stock options granted to our employees during 2011 have an exercise price equal to the closing price of our common stock on the NASDAQ Global Select Market on the date of the grant, and vest and become exercisable in one-third increments on the first, second or third anniversary of the grant date, provided that the option holder remains our employee until that date. All options also provide that all unvested options vest and become immediately exercisable upon a “change in control” of us; as that term is defined in the Plan.

A summary of the stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding December 31, 2009	873,837	$13.41
Granted	111,174	11.83
Exercised	(22,000)	9.99
Cancelled/Forfeited	(136,500)	18.18

Options Outstanding December 31, 2010	826,511	$12.50
Granted	90,074	12.74
Exercised	(139,682)	9.75
Cancelled/Forfeited	(78,576)	13.75

Options Outstanding December 31, 2011	698,327	$12.94
Granted	0	0
Exercised	(52,287)	10.80
Cancelled/Forfeited	(143,787)	20.71

Options Outstanding December 31, 2012	502,253	$10.95	4.6	$1,406

Options Exercisable December 31, 2012	427,513	$10.64	4.9	$1,374

Stock-based compensation expense from continuing operations relating to stock options for the years ended December 31, 2012, 2011 and 2010 totaled $0.2 million, $0.7 million and $1.0 million, respectively. The expense related to stock option grants was recorded on our Consolidated Statements of Operations under the heading of General and Administrative expense. The intrinsic value of stock options exercised for the years ended December 31, 2012, 2011 and 2010 was $0.1 million, $0.3 million and $0.1 million, respectively. The total tax benefit for the years ended December 31, 2012, 2011 and 2010 was negligible.

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option-pricing model with the following assumptions:

	For the Years Ended December 31,
	2011	2010
Expected Dividend Yield	0%	0%
Expected Stock Price Volatility	74.7%	90.0%
Risk-Free Interest Rate	0.63%	1.66%
Expected Life of Options (Years)	4	4-6.5

The dividend yield of zero is based on the fact that we have never paid cash dividends on common stock and have no present intention of doing so. Our expected historical volatility factor was determined by assessing the common stock trading history of eight publicly-traded oil and gas companies that we determined to be similar to us in ways such as their operating strategy, capital structure, production mix and volume and asset size in addition to our own historical volatility. The risk-free interest rate was determined by interpolating the average yield on a U.S. Treasury bond for a period approximately equal to the expected average life of the options. The average expected life has been determined using the “simplified method” in which the average expected life of the option is equal to the average of the term of the option and the vesting period. We elected to use the simplified method for determining the average expected life because we do not have a history on which to base estimates for the term to exercise of our granted stock options.

Based on the above assumptions, the weighted average estimated fair value of options granted during the years ended December 31, 2011 and 2010 was $6.06 per share and $6.74 per share, respectively. The weighted average exercise price of options granted during 2011 and 2010 was $12.78 and $11.83, respectively.

A summary of the status of our issued and outstanding stock options as of December 31, 2012 is as follows:

	Outstanding			Exercisable
Exercise Price	Number Outstanding at 12/31/12	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at 12/31/12	Weighted Average Exercise Price
$5.04	46,041	6.3	$5.04	46,041	$5.04
$9.50	100,000	4.9	$9.50	100,000	$9.50
$9.99	196,499	4.8	$9.99	196,499	$9.99
$10.42	29,548	7.5	$10.42	19,699	$10.42
$11.87	3,500	3.3	$11.87	1,166	$11.87
$12.50	19,139	2.9	$12.50	12,758	$12.50
$13.01	18,526	2.8	$13.01	12,350	$13.01
$13.19	50,000	3.8	$13.19	0	$0
$19.92	5,000	0.6	$19.92	5,000	$19.92
$22.34	30,000	5.3	$22.34	30,000	$22.34
$23.28	4,000	0.5	$23.28	4,000	$23.28

Total	502,253	4.6	$10.95	427,513	$10.64

The weighted average remaining contractual term and the aggregate intrinsic value for options outstanding at December 31, 2012 were 4.6 years and $1.4 million, respectively. The weighted average remaining contractual term and the aggregate intrinsic value for options exercisable at December 31, 2011 were 4.7 years and $2.5 million, respectively. As of December 31, 2012, unrecognized compensation expense related to stock options totaled approximately $0.3 million, which will be recognized over a weighted average period of 1.6 years.

Restricted Stock Awards

During the year ended December 31, 2012, the Compensation Committee issued 425,209 shares of restricted common stock to selected employees, non-employee directors and non-employee contractors. During the year ended December 31, 2011, the Compensation Committee issued 709,890 shares of restricted common stock to selected employees, non-employee directors and non-employee contractors. The shares granted in 2012 and 2011 are subject to time vesting and, in some cases, performance-based vesting. The shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date until the date upon which the shares are released. Restrictions on the transfer associated with vesting schedules were determined by the Compensation Committee on an individual award basis. The restricted common stock is valued at the closing price of our common stock on the NASDAQ Global Select Market on the date of the grant. Upon a “change in control” of us, as such term is defined in the Plan, all restrictions will immediately lapse for performance-based awards to varying degrees based on performance metrics at the time of the change in control. For awards that do not contain a performance-based condition, all restrictions immediately lapse upon a change in control. Compensation expense associated with the restricted stock award is recognized on a straight-line basis over the vesting period.

Certain of the restricted common stock awards in 2012 are subject to market-based vesting through a calculation of total shareholder return (“TSR”) of our common stock relative to a pre-defined peer group of 13 companies over a three-year period. The number of shares ultimately awarded will correspond with the final TSR rank amongst the peer group in accordance with the following schedule:

TSR Rank	Percentage of Awards to Vest
1 – 3	100%
4 – 5	75%
6 – 8	50%
9 – 11	25%
12 – 14	0%

The fair value of the TSR awards of $7.80 per share was estimated on the date of the grant using a Monte Carlo Simulation model that estimates the most likely outcome based on the terms of the award and used the following assumptions:

Year Ended December 31, 2012
Expected Dividend Yield	0.0%
Risk-Free Interest Rate	0.3%
Expected Volatility—Rex Energy	54.4%
Expected Volatility—Peer Group	31.2%-58.6%
Market Index	37.0%
Expected Life	Three Years

The dividend yield of zero reflects the fact that we have never paid cash dividends on our common stock and have no present intentions of doing so. The risk-free interest rate reflects the U.S. Treasury Constant Maturity rates as of the measurement date, converted into an implied “spot rate” yield. Our expected volatility estimates are based on observed historical volatility of daily stock returns for the three-year period preceding the grant date. Market index is an equal-weight index of the companies in the peer group. Expected life is measured as the grant date through the end of the performance period. Performance and market shares will vest on the date on which the Compensation Committee certifies that the performance goals have been satisfied, provided that the recipient has been in continuous employment with us from the grant date through the third anniversary of the grant date. Compensation expense for the TSR awards is recognized on a straight-line basis over the vesting period.

We recorded compensation expense related to restricted common stock awards of $2.9 million, $0.9 million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, total unrecognized compensation cost related to the restricted common stock grants was approximately $4.3 million to be recognized over a weighted average of 2.1 years. The total fair value of restricted common stock awards that vested in 2012 was approximately $0.7 million. There were no restricted stock vestings prior to 2012.

A summary of the restricted stock activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted stock awards, as of January 1, 2010	248,100	$3.74
Awards	860,563	12.07
Forfeitures	(293,698)	7.99

Restricted stock awards, as of December 31, 2010	814,965	$11.01
Awards	757,816	13.07
Forfeitures	(342,955)	11.60

Restricted stock awards, as of December 31, 2011	1,229,826	$12.11
Awards	425,209	11.59
Vested	(70,750)	2.05
Forfeitures	(152,712)	12.13

Restricted stock awards, as of December 31, 2012	1,431,573	$12.45